UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  6 East 43rd Street, 23rd Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Title:  Managing Member
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli              New York, New York          August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total: $160,244
                                      (thousands)


List of Other Included Managers:

No.        Form 13F File Number                Name

1.            028-11767                   Cibelli Capital Management L.L.C.

2.            028-11691                   Marathon Partners L.P.

3.            028-14390                   Robotti & Company Advisors, LLC

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

                                                    FORM 13F INFORMATION TABLE
                                                          June 30, 2011



COLUMN 1                       COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                    VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
BALLY TECHNOLOGIES INC        COM            05874B107    1,163      28,600  SH          SHARED    1, 2, 3      28,600  0      0
COINSTAR INC                  COM            19259P300   15,129     277,400  SH          SHARED    1, 2, 3     277,400  0      0
COINSTAR INC                  COM            19259P300   10,875     199,400  SH  PUT     SHARED    1, 2        199,400  0      0
COINSTAR INC                  COM            19259P300   13,602     249,400  SH  CALL    SHARED    1, 2        249,400  0      0
CTPARTNERS EXECUTIVE SEARCH   COM            22945C105      122      10,240  SH          SHARED    1, 2         10,240  0      0
DOVER MOTORSPORTS INC         COM            260174107    4,659   2,478,290  SH          SHARED    1, 2, 3   2,478,290  0      0
EXPEDIA INC DEL               COM            30212P105   17,420     600,900  SH          SHARED    1, 2, 3     600,900  0      0
GOOGLE INC                    CL A           38259P508   15,148      29,915  SH          SHARED    1, 2, 3      29,915  0      0
GOOGLE INC                    CL A           38259P508    7,596      15,000  SH  CALL    SHARED    1, 2         15,000  0      0
GREEN DOT CORP                CL A           39304D102      860      25,300  SH          SHARED    1, 2, 3      25,300  0      0
LIBERTY MEDIA CORP NEW        INT COM SER A  53071M104    9,426     562,100  SH          SHARED    1, 2, 3     562,100  0      0
LUMBER LIQUIDATORS HLDGS INC  COM            55003T107    1,595      62,800  SH          SHARED    1, 2, 3      62,800  0      0
MICROSOFT CORP                COM            594918104      205       7,900  SH          SHARED    1, 2, 3       7,900  0      0
MONSTER WORLDWIDE INC         COM            611742107    1,135      77,400  SH          SHARED    1, 2, 3      77,400  0      0
PANHANDLE OIL AND GAS INC     CL A           698477106    1,327      45,000  SH          SHARED    1, 2         45,000  0      0
SHUTTERFLY INC                COM            82568P304   50,610     881,400  SH          SHARED    1, 2, 3     881,400  0      0
SPDR GOLD TRUST               GOLD SHS       78463V107    4,660      31,915  SH          SHARED    1, 2, 3      31,915  0      0
WAL MART STORES INC           COM            931142103    1,865      35,100  SH          SHARED    1, 2, 3      35,100  0      0
WORLD WRESTLING ENTMT INC     CL A           98156Q108    2,845     298,500  SH          SHARED    1, 2, 3     298,500  0      0




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